FINANCIAL INSTRUMENTS - Narrative (Details)	1 Months Ended	12 Months Ended
	Feb. 27, 2013 USD ($) instrument	Dec. 31, 2019 USD ($) suezmax_tanker	Dec. 31, 2018 USD ($) very_large_crude_carrier	Dec. 31, 2017 USD ($) very_large_crude_carrier	Dec. 31, 2019 very_large_crude_carrier	Dec. 31, 2019 USD ($)	Dec. 31, 2019	Dec. 31, 2019 large_range_2_tanker	Dec. 31, 2019 types_of_risk	Dec. 31, 2017 large_range_2_tanker	Dec. 31, 2016 USD ($) MR_product_tanker	Feb. 29, 2016 USD ($)	Feb. 01, 2013 MR_product_tanker
Derivative [Line Items]
Number of newbuild vessels		1	2	4	1			4		1	6		12
Debt			$ 1,740,552,000			$ 1,701,341,000
Mark to market loss (gain) on derivatives		$ 11,757,000	(3,190,000)	$ (93,000)
Number of risks related to subsidiaries' reporting in foreign currency | types_of_risk									2
Interest Rate Swap [Member]
Derivative [Line Items]
Number of derivatives entered into | instrument	6
Principal amount of debt used in interest rate swaps	$ 260,000,000
Derivative, notional amount						306,182,000
Derivative asset			7,600,000			100,000
Derivative liability			0			4,300,000
Mark to market loss (gain) on derivatives		$ 10,100,000	$ (4,300,000)	$ 800,000
Interest rate swap 1
Derivative [Line Items]
Derivative, notional amount						12,892,000
Derivative, fixed interest rate							1.4025%
Interest rate swap 2
Derivative [Line Items]
Derivative, notional amount						38,546,000
Derivative, fixed interest rate							1.5035%
Interest rate swap 3
Derivative [Line Items]
Derivative, notional amount						65,645,000
Derivative, fixed interest rate							1.6015%
Interest rate swap 4
Derivative [Line Items]
Derivative, notional amount						12,690,000
Derivative, fixed interest rate							1.6998%
Interest rate swap 5
Derivative [Line Items]
Derivative, notional amount						13,033,000
Derivative, fixed interest rate							1.7995%
Interest rate swap 6
Derivative [Line Items]
Derivative, notional amount						13,376,000
Derivative, fixed interest rate							1.907%
Interest rate swap 7
Derivative [Line Items]
Derivative, notional amount						$ 150,000,000						$ 150,000,000
Derivative, fixed interest rate							2.197%
Term Loan Facility, $466.5 Million [Member] | US Dollar denominated floating rate debt
Derivative [Line Items]
Debt											$ 466,500,000